Financial Risk Management (Details 3) - USD ($)	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	$ 683,553,000		$ 550,342,000	$ 463,059,000
Total liabilities as per the statement of financial position	2,685,007,000		2,542,142,000	2,228,532,000
Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,486,445,000		1,107,241,000	1,087,566,000
Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,198,562,000		1,434,901,000	1,140,966,000
Liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	0		0	0
Liabilities at fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	0		0	0
Liabilities at fair value through profit and loss | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	0		0	0
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	2,685,007,000		2,542,142,000	2,228,532,000
Liabilities at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,486,445,000		1,107,241,000	1,087,566,000
Liabilities at amortized cost | Trade payables and other liabilities
Disclosure of detailed information about financial instruments [line items]
Total liabilities as per the statement of financial position	1,198,562,000		1,434,901,000	1,140,966,000
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	126,078,000		109,610,000	101,358,000
Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	293,578,000		193,087,000	122,072,000
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	42,296,000	[1]	34,657,000	55,390,000
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	221,601,000		212,988,000	184,239,000
Assets at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	16,214,000		0	0
Assets at fair value through profit and loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	0		0	0
Assets at fair value through profit and loss | Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	0		0	0
Assets at fair value through profit and loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	16,214,000	[1]	0	0
Assets at fair value through profit and loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	0		0	0
Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	667,339,000		550,342,000	463,059,000
Assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	126,078,000		109,610,000	101,358,000
Assets at amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	293,578,000		193,087,000	122,072,000
Assets at amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	26,082,000	[1]	34,657,000	55,390,000
Assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total assets as per the statement of financial position	$ 221,601,000		$ 212,988,000	$ 184,239,000

[1]	Other financial assets measured at fair value are Level 1 hierarchy.